Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ 1,278,535	$ 7,990,216	$ 11,634,720
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	485,624	519,006	420,864
Loss on disposal of property and equipment	35,766	1,969	44,705
Changes in fair value of short-term investments	(2,117,818)	(445,271)	(94,182)
Provision for expected credit losses of receivables and advances to suppliers	2,984,108	1,504,390	840,900
Gain on disposal of equity investment	(315,476)
Loss from deregistration of a subsidiary	790,870
Loss (income) from equity investment	22,353	(65,696)	(80,616)
Non-cash lease expense	73,917	67,354	102,714
Deferred income tax	(562,285)	(883,200)	(1,427,337)
Changes in operating assets and liabilities:
Accounts receivable	688,596	9,202,143	(15,361,134)
Notes receivable	1,003,764	277,191	517,214
Advance to suppliers	(1,486,757)	(1,156,659)	2,243,631
Inventories	1,014,847	2,632,886	(4,774,567)
Due from related parties	30,851	14,193	217,987
Prepaid expenses and other current assets	(632,899)	(225,162)	810,636
Accounts payable	(2,990,950)	(1,261,513)	8,051,741
Advance from customers	(972,808)	779,119	1,001,487
Taxes payable	429,483	586,035	1,942,566
Due to related parties	(3,340,725)	(4,408,402)	(2,043,175)
Other payables and other current liabilities	135,561	4,463	400,255
Lease liabilities	(76,624)	(64,630)	(59,788)
Net cash (used in) provided by operating activities	(3,522,067)	15,068,432	4,388,621
Cash flows from investing activities:
Purchase of property and equipment	(170,978)	(681,214)	(740,515)
Proceeds from disposal of property and equipment	705,093		4,105
Proceeds on disposal of equity investment	412,089
Proceeds on disposal of subsidiaries	820,698
Loan to a related party	805,025	(810,115)
Loans to third parties	(3,993,270)	(714,443)
Purchases of intangible assets	(34,771)	(34,991)	(236,814)
Purchase of short-term investments	(38,356,509)	(37,166,834)	(13,455,331)
Maturity of short-term investments	39,406,957	27,264,265	8,457,934
Purchase of long-term investments			(51,188)
Net cash used in investing activities	(405,666)	(12,143,332)	(6,021,809)
Cash flows from financing activities:
Proceeds from short-term loans	3,057,464	10,017	1,005,275
Repayments of short-term loans	(887,456)		(854,944)
Repayments of long-term loans	(279,220)		(114,370)
Net proceeds from initial public offering	5,380,488
Payment of offering cost	(127,570)	(157,348)	(192,010)
Payment for purchasing minority interests	(251,298)
Cash contribution from non-controlling shareholders		330,159	136,501
Cash withdrawal by a non-controlling shareholder		(527,551)
Net cash provided by (used in) financing activities	6,892,408	(344,723)	(19,548)
Effect of foreign exchange rate on cash	(105,102)	153,029	(35,892)
Net increase (decrease) in cash and restricted cash	2,859,573	2,733,406	(1,688,628)
Cash and restricted cash at the beginning of the year	7,301,014	4,567,608	6,256,236
Cash and restricted cash at the end of the year	10,160,587	7,301,014	4,567,608
Reconciliation of cash and restricted cash
Cash	10,159,656	5,811,798	4,567,608
Restricted cash	931	1,489,216
Total cash and restricted cash shown in the statements of cash flows	10,160,587	7,301,014	4,567,608
Supplemental disclosures of cash flow information:
Income taxes paid	170,515	307,462	107,926
Interest paid	71,194	57,916	67,964
Non-cash transactions:
Operating right-of-use assets recognized for related operating lease liabilities	(123,429)	6,981	742,428
Shareholders’ capital withdrawal recognized as an increase in due to related parties			10,147,447
Reclassification of deferred offering cost	437,380
Transfer of self-produced products from inventories to property and equipment	448,686
Contribution of inventories to fulfill a funding obligation	$ 198,778